ORGANIZATION, BUSINESS AND BASIS OF PRESENTATION (Details)	Aug. 01, 2022 shares
ORGANIZATION, BUSINESS AND BASIS OF PRESENTATION
Shares owned (as a percent)	12.50%
Minimum
ORGANIZATION, BUSINESS AND BASIS OF PRESENTATION
Number of shares represented for one ADS	400
Maximum
ORGANIZATION, BUSINESS AND BASIS OF PRESENTATION
Number of shares represented for one ADS	5,000